Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2015
Registrant Name	Dreyfus New York Tax Exempt Bond Fund, Inc.
Central Index Key	0000723765
Amendment Flag	false
Document Creation Date	Nov. 27, 2015
Document Effective Date	Nov. 27, 2015
Prospectus Date	Nov. 27, 2015
DREYFUS NEW YORK TAX EXEMPT BOND FUND INC /NEW/ | DREYFUS NEW YORK TAX EXEMPT BOND FUND INC /NEW/
Prospectus:
Trading Symbol	DRNYX